Document and Entity Information	Nov. 13, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002094433
Document Type	8-K/A
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	Suncrete, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43227
Entity Tax Identification Number	39-4989597
Entity Address, Address Line One	521 E. 2nd Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	(918)
Local Phone Number	355-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RMIX
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Security Exchange Name	NASDAQ
Amendment Description	EXPLANATORY NOTE This Form 8-K/A (this "Amendment") amends the Form 8-K furnished by Suncrete, Inc. (the "Company") on November 13, 2026 (the "Original Form 8-K") to supplement the disclosure set forth in Item 2.02 of the Original Form 8-K. No other modifications are being made to the Original Form 8-K by this Amendment. This Amendment should be read in conjunction with the Original Form 8-K.